Long-Term Investments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Investment	Dec. 31, 2019 USD ($) Investment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
(Loss) gain from equity method investments	¥ (136,000)	$ (20)	¥ 1,710,000	¥ (4,890,000)
Impairment loss | ¥	¥ 0		¥ 0
Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Number of investments | Investment	3	3